Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025	2025	2024
	US$	HK$	HK$

Savings accounts	8,996,158	70,019,797	54,496,479
Current accounts	5,866,579	45,661,343	62,131,411
Time deposits	4,041,432	31,455,679	-
Cash on hand	74,301	578,306	708,120

	18,978,470	147,715,125	117,336,010